JPMorgan U.S. Quality Factor ETF
Schedule of Portfolio Investments as of January 31, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — 99.9%
Aerospace & Defense — 0.5%
Lockheed Martin Corp.	61,794	28,607,532
Automobiles & Parts — 0.0% ^
Gentex Corp.	84,539	2,191,251
Banks — 0.2%
Commerce Bancshares, Inc.	165,358	11,045,914
Beverages — 0.3%
Coca-Cola Consolidated, Inc.	4,134	5,653,741
Monster Beverage Corp. *	227,607	11,086,737
		16,740,478
Chemicals — 1.1%
CF Industries Holdings, Inc.	134,509	12,403,075
Linde plc	114,589	51,120,444
Olin Corp.	21,230	621,827
		64,145,346
Construction & Materials — 1.6%
A O Smith Corp.	92,105	6,198,667
Acuity Brands, Inc.	41,948	13,943,096
Advanced Drainage Systems, Inc.	69,001	8,342,911
Builders FirstSource, Inc. *	64,479	10,786,047
Carlisle Cos., Inc.	35,203	13,710,160
Eagle Materials, Inc.	31,402	8,062,149
EMCOR Group, Inc.	31,650	14,181,099
Louisiana-Pacific Corp.	44,596	5,216,394
Watsco, Inc.	28,844	13,804,450
		94,244,973
Consumer Services — 1.3%
Copart, Inc. *	353,910	20,502,006
eBay, Inc.	274,830	18,545,528
Grand Canyon Education, Inc. *	75,494	13,259,766
H&R Block, Inc.	201,657	11,153,649
Rollins, Inc.	245,512	12,152,844
		75,613,793
Electricity — 0.8%
Consolidated Edison, Inc.	134,710	12,627,716
Evergy, Inc.	130,154	8,351,982
NRG Energy, Inc.	93,809	9,609,794
OGE Energy Corp.	299,231	12,636,525
Public Service Enterprise Group, Inc.	28,806	2,406,453
		45,632,470
Electronic & Electrical Equipment — 0.9%
Donaldson Co., Inc.	131,345	9,350,450
IDEX Corp.	52,278	11,726,478

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Electronic & Electrical Equipment — continued
Keysight Technologies, Inc. *	88,122	15,716,559
Mettler-Toledo International, Inc. *	13,316	18,168,883
		54,962,370
Finance & Credit Services — 1.2%
FactSet Research Systems, Inc.	28,016	13,291,071
Moody's Corp.	53,285	26,612,660
S&P Global, Inc.	60,478	31,533,834
		71,437,565
Food Producers — 0.2%
Ingredion, Inc.	83,213	11,353,582
Gas, Water & Multi-utilities — 0.7%
National Fuel Gas Co.	169,136	11,844,594
UGI Corp.	418,285	12,853,898
WEC Energy Group, Inc.	180,662	17,932,510
		42,631,002
General Industrials — 0.6%
Illinois Tool Works, Inc.	95,173	24,665,035
RPM International, Inc.	65,175	8,251,155
		32,916,190
Health Care Providers — 0.5%
Chemed Corp.	22,118	12,430,316
DaVita, Inc. *	76,403	13,462,209
Premier, Inc., Class A	173,647	3,934,841
		29,827,366
Household Goods & Home Construction — 0.5%
Lennar Corp., Class A	85,305	11,195,428
Millrose Properties, Inc., REIT, Class A ‡ *	41,134	382,551
NVR, Inc. *	1,784	14,300,865
PulteGroup, Inc.	30,446	3,464,146
		29,342,990
Industrial Engineering — 0.5%
Graco, Inc.	138,205	11,632,715
Lincoln Electric Holdings, Inc.	62,817	12,486,763
Nordson Corp.	24,566	5,409,925
		29,529,403
Industrial Metals & Mining — 0.3%
Fastenal Co.	64,332	4,711,676
Reliance, Inc.	12,092	3,500,634
Southern Copper Corp. (Mexico)	120,138	11,007,043
		19,219,353
Industrial Support Services — 7.2%
Accenture plc, Class A (Ireland)	137,168	52,802,822
Automatic Data Processing, Inc.	110,314	33,426,245
Cintas Corp.	117,806	23,628,349

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Industrial Support Services — continued
Core & Main, Inc., Class A *	169,442	9,563,307
Corpay, Inc. *	25,124	9,559,431
Jack Henry & Associates, Inc.	47,434	8,257,785
Mastercard, Inc., Class A	176,346	97,947,859
MSC Industrial Direct Co., Inc., Class A	90,405	7,269,466
Paychex, Inc.	138,614	20,469,129
Verisk Analytics, Inc.	67,528	19,410,248
Visa, Inc., Class A	335,581	114,701,586
Western Union Co. (The)	271,945	2,806,472
WW Grainger, Inc.	18,118	19,253,455
		419,096,154
Industrial Transportation — 1.4%
Allison Transmission Holdings, Inc.	116,291	13,668,844
Expeditors International of Washington, Inc.	104,811	11,904,433
Landstar System, Inc.	70,537	11,614,623
Union Pacific Corp.	165,578	41,028,573
United Parcel Service, Inc., Class B	17,922	2,047,230
		80,263,703
Investment Banking & Brokerage Services — 4.4%
Ameriprise Financial, Inc.	39,267	21,336,117
Berkshire Hathaway, Inc., Class B *	236,225	110,711,571
Blackrock, Inc.	34,170	36,749,835
Broadridge Financial Solutions, Inc.	71,986	17,148,505
Cboe Global Markets, Inc.	62,838	12,839,689
Intercontinental Exchange, Inc.	138,170	22,083,711
Nasdaq, Inc.	214,910	17,695,689
SEI Investments Co.	158,479	13,721,112
Virtu Financial, Inc., Class A	25,532	1,022,812
		253,309,041
Leisure Goods — 0.6%
Electronic Arts, Inc.	120,219	14,776,118
Pool Corp.	38,557	13,273,247
YETI Holdings, Inc. *	145,358	5,416,039
		33,465,404
Life Insurance — 0.5%
Aflac, Inc.	214,830	23,068,445
Primerica, Inc.	27,488	7,976,193
		31,044,638
Medical Equipment & Services — 3.2%
Abbott Laboratories	428,506	54,818,772
Agilent Technologies, Inc.	131,096	19,863,666
Becton Dickinson & Co.	10,478	2,594,353
Bio-Techne Corp.	42,693	3,140,070
Edwards Lifesciences Corp. *	206,527	14,962,881
Hologic, Inc. *	183,384	13,229,322

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Medical Equipment & Services — continued
IDEXX Laboratories, Inc. *	37,065	15,643,283
Penumbra, Inc. *	46,107	12,309,186
QIAGEN NV *	107,645	4,805,273
ResMed, Inc.	73,487	17,356,160
Solventum Corp. *	143,953	10,661,159
STERIS plc	42,671	9,415,356
Waters Corp. *	9,481	3,939,166
		182,738,647
Non-life Insurance — 4.5%
Allstate Corp. (The)	74,320	14,293,966
American Financial Group, Inc.	56,191	7,673,443
Aon plc, Class A	64,659	23,976,850
Arch Capital Group Ltd.	170,216	15,842,003
Arthur J Gallagher & Co.	79,504	23,995,897
Brown & Brown, Inc.	152,636	15,974,884
Chubb Ltd.	97,275	26,447,127
Fidelity National Financial, Inc.	180,639	10,507,771
Hartford Financial Services Group, Inc. (The)	111,113	12,394,655
Markel Group, Inc. *	5,355	9,793,117
Marsh & McLennan Cos., Inc.	141,816	30,757,054
Old Republic International Corp.	118,008	4,316,733
Progressive Corp. (The)	100,974	24,884,033
RLI Corp.	82,753	6,069,932
Travelers Cos., Inc. (The)	88,120	21,605,262
WR Berkley Corp.	244,015	14,355,402
		262,888,129
Non-Renewable Energy — 3.3%
Antero Midstream Corp.	133,481	2,141,035
Chevron Corp.	273,768	40,843,448
ConocoPhillips	214,709	21,219,690
Coterra Energy, Inc.	561,508	15,565,002
EOG Resources, Inc.	166,610	20,957,872
Exxon Mobil Corp.	844,818	90,251,907
Texas Pacific Land Corp.	607	787,382
		191,766,336
Personal Care, Drug & Grocery Stores — 3.0%
Cencora, Inc.	22,862	5,811,749
Church & Dwight Co., Inc.	155,600	16,418,912
Clorox Co. (The)	78,427	12,444,796
Colgate-Palmolive Co.	278,172	24,117,513
Kimberly-Clark Corp.	150,674	19,583,100
McKesson Corp.	23,612	14,043,237
Procter & Gamble Co. (The)	477,498	79,259,893
		171,679,200
Personal Goods — 1.7%
Carter's, Inc.	161,837	8,726,251

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Personal Goods — continued
Crocs, Inc. *	63,358	6,466,951
Deckers Outdoor Corp. *	87,488	15,516,872
Lululemon Athletica, Inc. *	51,575	21,362,365
NIKE, Inc., Class B	372,240	28,625,256
Ralph Lauren Corp.	46,958	11,725,412
Skechers U.S.A., Inc., Class A *	91,293	6,878,015
		99,301,122
Pharmaceuticals, Biotechnology & Marijuana Producers — 6.4%
AbbVie, Inc.	401,527	73,840,815
Bristol-Myers Squibb Co.	581,090	34,255,255
Gilead Sciences, Inc.	363,324	35,315,093
Jazz Pharmaceuticals plc *	98,845	12,293,353
Johnson & Johnson	534,632	81,344,259
Medpace Holdings, Inc. *	35,372	12,350,134
Merck & Co., Inc.	571,122	56,438,276
Regeneron Pharmaceuticals, Inc. *	28,458	19,151,665
Royalty Pharma plc, Class A	327,404	10,339,418
United Therapeutics Corp. *	39,098	13,730,045
Zoetis, Inc.	143,159	24,465,873
		373,524,186
Real Estate Investment Trusts — 2.3%
American Tower Corp.	48,380	8,947,881
Camden Property Trust	48,883	5,558,486
Crown Castle, Inc.	68,745	6,137,553
CubeSmart	63,641	2,653,830
Equity LifeStyle Properties, Inc.	111,826	7,319,012
Equity Residential	66,721	4,712,504
Extra Space Storage, Inc.	51,451	7,923,454
Gaming and Leisure Properties, Inc.	79,356	3,840,037
Host Hotels & Resorts, Inc.	751,052	12,550,079
Lamar Advertising Co., Class A	105,437	13,329,345
Mid-America Apartment Communities, Inc.	77,903	11,886,440
Public Storage	63,689	19,009,893
Simon Property Group, Inc.	92,488	16,079,964
Weyerhaeuser Co.	478,259	14,644,290
		134,592,768
Retailers — 6.8%
Best Buy Co., Inc.	96,336	8,271,409
Costco Wholesale Corp.	91,714	89,868,714
Dick's Sporting Goods, Inc.	53,480	12,837,874
Etsy, Inc. *	226,106	12,415,481
Gap, Inc. (The)	260,900	6,279,863
Home Depot, Inc. (The)	212,354	87,485,601
Lowe's Cos., Inc.	120,684	31,382,667
O'Reilly Automotive, Inc. *	19,719	25,524,668
Ross Stores, Inc.	125,013	18,821,957

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Retailers — continued
Tapestry, Inc.	223,633	16,311,791
TJX Cos., Inc. (The)	300,590	37,510,626
Tractor Supply Co.	115,727	6,290,920
Ulta Beauty, Inc. *	19,783	8,153,563
Walmart, Inc.	139,355	13,679,087
Williams-Sonoma, Inc.	85,807	18,137,026
		392,971,247
Software & Computer Services — 23.9%
Adobe, Inc. *	105,045	45,951,935
Akamai Technologies, Inc. *	112,296	11,218,370
Alphabet, Inc., Class A	590,439	120,461,365
Amdocs Ltd.	138,835	12,243,859
ANSYS, Inc. *	32,093	11,248,597
AppLovin Corp., Class A *	78,780	29,116,300
Aspen Technology, Inc. *	51,749	13,638,449
Atlassian Corp., Class A *	71,946	22,071,594
Bentley Systems, Inc., Class B	142,318	6,624,903
Cadence Design Systems, Inc. *	84,143	25,042,640
CCC Intelligent Solutions Holdings, Inc. *	313,826	3,486,607
Cognizant Technology Solutions Corp., Class A	233,549	19,293,483
Crowdstrike Holdings, Inc., Class A *	63,802	25,397,662
Datadog, Inc., Class A *	119,471	17,049,706
DocuSign, Inc. *	148,141	14,329,679
Dolby Laboratories, Inc., Class A	88,883	7,442,174
DoorDash, Inc., Class A *	132,569	25,033,004
DoubleVerify Holdings, Inc. *	310,901	6,407,670
Dropbox, Inc., Class A *	448,678	14,424,998
DXC Technology Co. *	311,491	6,765,585
Dynatrace, Inc. *	257,050	14,844,638
EPAM Systems, Inc. *	36,360	9,233,986
F5, Inc. *	56,682	16,849,291
Fortinet, Inc. *	237,597	23,968,785
Gartner, Inc. *	36,931	20,047,255
Gen Digital, Inc.	479,588	12,905,713
Guidewire Software, Inc. *	47,221	9,976,381
Hewlett Packard Enterprise Co.	436,571	9,250,939
International Business Machines Corp.	183,618	46,951,123
Intuit, Inc.	69,781	41,973,969
Leidos Holdings, Inc.	60,001	8,521,942
Manhattan Associates, Inc. *	48,549	10,126,836
Match Group, Inc.	222,765	7,952,711
Meta Platforms, Inc., Class A	188,163	129,678,176
Microsoft Corp.	231,537	96,101,747
Nutanix, Inc., Class A *	134,302	9,235,277
Okta, Inc. *	97,269	9,164,685
Oracle Corp.	285,433	48,540,736
Palantir Technologies, Inc., Class A *	519,125	42,822,621

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Software & Computer Services — continued
Palo Alto Networks, Inc. *	173,754	32,043,713
Paycom Software, Inc.	59,247	12,297,307
Pegasystems, Inc.	129,110	13,981,322
Pinterest, Inc., Class A *	285,874	9,422,407
Procore Technologies, Inc. *	102,081	8,121,564
RingCentral, Inc., Class A *	301,920	10,512,854
Roper Technologies, Inc.	27,879	16,048,546
Salesforce, Inc.	207,113	70,770,512
Science Applications International Corp.	23,275	2,520,217
ServiceNow, Inc. *	49,246	50,151,141
Snowflake, Inc., Class A *	91,862	16,673,872
Synopsys, Inc. *	51,143	26,874,624
Teradata Corp. *	329,283	10,507,421
Twilio, Inc., Class A *	120,335	17,638,704
Tyler Technologies, Inc. *	26,871	16,166,668
UiPath, Inc., Class A *	512,734	7,291,077
VeriSign, Inc. *	77,135	16,584,025
Workday, Inc., Class A *	57,177	14,983,805
Zoom Communications, Inc., Class A *	126,083	10,961,656
ZoomInfo Technologies, Inc. *	584,204	6,011,459
Zscaler, Inc. *	52,499	10,635,772
		1,385,594,057
Technology Hardware & Equipment — 11.3%
Amphenol Corp., Class A	381,430	26,997,615
Analog Devices, Inc.	145,032	30,730,831
Apple, Inc.	483,350	114,070,600
Applied Materials, Inc.	225,101	40,596,965
Broadcom, Inc.	158,961	35,173,301
CDW Corp.	50,000	9,957,000
Cirrus Logic, Inc. *	122,642	12,318,163
Entegris, Inc.	65,006	6,600,709
HP, Inc.	317,442	10,316,865
IPG Photonics Corp. *	81,228	5,956,449
Jabil, Inc.	76,980	12,502,322
KLA Corp.	43,555	32,154,043
Lam Research Corp.	396,246	32,115,738
Lattice Semiconductor Corp. *	213,023	12,146,572
MACOM Technology Solutions Holdings, Inc. *	1,809	239,240
Marvell Technology, Inc.	200,157	22,589,719
Microchip Technology, Inc.	261,676	14,209,007
Monolithic Power Systems, Inc.	28,796	18,353,707
NetApp, Inc.	80,354	9,811,223
NVIDIA Corp.	824,064	98,945,365
Pure Storage, Inc., Class A *	238,800	16,188,252
Qorvo, Inc. *	102,280	8,487,194
QUALCOMM, Inc.	273,943	47,372,963
Skyworks Solutions, Inc.	163,939	14,551,226

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Technology Hardware & Equipment — continued
Teradyne, Inc.	100,874	11,680,200
Vertiv Holdings Co., Class A	125,670	14,705,903
		658,771,172
Telecommunications Equipment — 1.3%
Cisco Systems, Inc.	940,307	56,982,604
Motorola Solutions, Inc.	40,498	19,003,687
		75,986,291
Telecommunications Service Providers — 0.8%
AT&T, Inc.	748,521	17,762,403
Verizon Communications, Inc.	675,040	26,589,826
		44,352,229
Tobacco — 0.5%
Altria Group, Inc.	525,349	27,438,978
Travel & Leisure — 4.5%
Airbnb, Inc., Class A *	122,022	16,005,626
Booking Holdings, Inc.	8,462	40,089,233
Boyd Gaming Corp.	80,786	6,192,247
Darden Restaurants, Inc.	78,259	15,279,287
Expedia Group, Inc. *	83,045	14,196,543
Hilton Worldwide Holdings, Inc.	64,202	16,440,206
Madison Square Garden Sports Corp. *	40,047	8,805,134
Marriott International, Inc., Class A	83,477	24,257,581
McDonald's Corp.	167,757	48,431,446
Starbucks Corp.	329,620	35,493,482
Texas Roadhouse, Inc.	33,001	5,976,481
Wingstop, Inc.	22,324	6,650,320
Wyndham Hotels & Resorts, Inc.	56,211	5,903,279
Yum! Brands, Inc.	117,879	15,383,209
		259,104,074
Waste & Disposal Services — 1.1%
Clean Harbors, Inc. *	56,945	13,268,185
Republic Services, Inc.	92,410	20,040,956
Waste Management, Inc.	128,622	28,330,282
		61,639,423
Total Common Stocks (Cost $5,071,164,510)		5,798,968,377

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Short-Term Investments — 0.0% ^
Investment Companies — 0.0% ^
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.34% (a) (b)(Cost $3,386,231)	3,386,231	3,386,231
Total Investments — 99.9% (Cost $5,074,550,741)		5,802,354,608
Other Assets in Excess of Liabilities — 0.1%		3,509,798
NET ASSETS — 100.0%		5,805,864,406

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2025.
Futures contracts outstanding as of January 31, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	17	03/21/2025	USD	5,154,613	106,576

Abbreviations
USD	United States Dollar

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Aerospace & Defense	$28,607,532	$—	$—	$28,607,532
Automobiles & Parts	2,191,251	—	—	2,191,251
Banks	11,045,914	—	—	11,045,914
Beverages	16,740,478	—	—	16,740,478
Chemicals	64,145,346	—	—	64,145,346
Construction & Materials	94,244,973	—	—	94,244,973
Consumer Services	75,613,793	—	—	75,613,793
Electricity	45,632,470	—	—	45,632,470

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Electronic & Electrical Equipment	$54,962,370	$—	$—	$54,962,370
Finance & Credit Services	71,437,565	—	—	71,437,565
Food Producers	11,353,582	—	—	11,353,582
Gas, Water & Multi-utilities	42,631,002	—	—	42,631,002
General Industrials	32,916,190	—	—	32,916,190
Health Care Providers	29,827,366	—	—	29,827,366
Household Goods & Home Construction	28,960,439	—	382,551	29,342,990
Industrial Engineering	29,529,403	—	—	29,529,403
Industrial Metals & Mining	19,219,353	—	—	19,219,353
Industrial Support Services	419,096,154	—	—	419,096,154
Industrial Transportation	80,263,703	—	—	80,263,703
Investment Banking & Brokerage Services	253,309,041	—	—	253,309,041
Leisure Goods	33,465,404	—	—	33,465,404
Life Insurance	31,044,638	—	—	31,044,638
Medical Equipment & Services	182,738,647	—	—	182,738,647
Non-life Insurance	262,888,129	—	—	262,888,129
Non-Renewable Energy	191,766,336	—	—	191,766,336
Personal Care, Drug & Grocery Stores	171,679,200	—	—	171,679,200
Personal Goods	99,301,122	—	—	99,301,122
Pharmaceuticals, Biotechnology & Marijuana Producers	373,524,186	—	—	373,524,186
Real Estate Investment Trusts	134,592,768	—	—	134,592,768
Retailers	392,971,247	—	—	392,971,247
Software & Computer Services	1,385,594,057	—	—	1,385,594,057
Technology Hardware & Equipment	658,771,172	—	—	658,771,172
Telecommunications Equipment	75,986,291	—	—	75,986,291
Telecommunications Service Providers	44,352,229	—	—	44,352,229
Tobacco	27,438,978	—	—	27,438,978
Travel & Leisure	259,104,074	—	—	259,104,074
Waste & Disposal Services	61,639,423	—	—	61,639,423
Total Common Stocks	5,798,585,826	—	382,551	5,798,968,377
Short-Term Investments
Investment Companies	3,386,231	—	—	3,386,231
Total Investments in Securities	$5,801,972,057	$—	$382,551	$5,802,354,608
Appreciation in Other Financial Instruments
Futures Contracts	106,576	—	—	106,576
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2025	Shares at January 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (a) (b)	$6,177,185	$48,301,408	$54,478,593	$—	$—	$—	—	$114,275	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.34% (a) (b)	4,594,496	43,557,684	44,765,949	—	—	3,386,231	3,386,231	95,358	—
Total	$10,771,681	$91,859,092	$99,244,542	$—	$—	$3,386,231		$209,633	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2025.